Cash, cash equivalents and restricted cash	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Cash, cash equivalents and restricted cash	Cash, cash equivalents and restricted cash
Our restricted cash balance was $113 million and $101 million as of June 30, 2026 and December 31, 2025, respectively, and was primarily related to our Export Credit Agency (“ECA”) financings, Export-Import Bank of the United States (“Ex-Im”) financings, our AerFunding revolving credit facility, our Brazilian Development Bank (“BNDES”) financing and other debt. Refer to Note 15—Debt.
The following is a summary of our cash, cash equivalents and restricted cash as of June 30, 2026, December 31, 2025 and June 30, 2025:

	June 30, 2026	December 31, 2025	June 30, 2025
Cash and cash equivalents	$1,686,367	$1,379,180	$2,696,068
Restricted cash	113,052	100,564	150,081
Total cash, cash equivalents and restricted cash	$1,799,419	$1,479,744	$2,846,149